UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      February 13, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    46842

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN COMMERCIAL LINES COM  COMMON STOCK     025195207      773    25500 SH       SOLE                  25500        0        0
D AMERITRADE                     COMMON STOCK     03074K100     2446   101900 SH       SOLE                 101900        0        0
D BENIHANA INC - CL A COM        COMMON STOCK     082047200     1590    68993 SH       SOLE                  68993        0        0
D BRINKS CO COM                  COMMON STOCK     109696104     3732    77900 SH       SOLE                  77900        0        0
D DENNY'S CORP                   COMMON STOCK     24869P104    10231  2538761 SH       SOLE                2538761        0        0
D FIRST DATA CORP COM            COMMON STOCK     319963104      288     6700 SH       SOLE                   6700        0        0
D FREESCALE SEMICONDUCTOR COM    COMMON STOCK     35687M107      353    14000 SH       SOLE                  14000        0        0
D PENN NATL GAMING INC COM       COMMON STOCK     707569109     1107    33600 SH       SOLE                  33600        0        0
D SPRINT NEXTEL CORP COM         COMMON STOCK     852061100     1479    63300 SH       SOLE                  63300        0        0
D TITAN INTL INC COM             COMMON STOCK     88830M102      802    46500 SH       SOLE                  46500        0        0
D TOMMY HILFIGER CORP            COMMON STOCK     G8915Z102     2129   131101 SH       SOLE                 131101        0        0
D VIACOM INC CLASS B SEE CUSIP 1 COMMON STOCK     925524308     9242   283500 SH       SOLE                 283500        0        0
D WASHINGTON GROUP INTL INC      COMMON STOCK     938862208     3088    58300 SH       SOLE                  58300        0        0
D WENDYS INTL INC COM            COMMON STOCK     950590109     9582   173400 SH       SOLE                 173400        0        0
S REPORT SUMMARY                 14 DATA RECORDS               46842        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED